Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	$ 8,791	$ 13,806	$ 13,020
Less Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	2,586	3,025	3,907
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	5,000	8,309	6,859
Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	$ 1,205	$ 2,472	$ 2,254